WARRANTS (Details 3) (Warrant [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Warrant [Member]
Warrants [Line Items]
Option, Outstanding, Beginning Balance (in shares)	257,500	257,500	157,500
Option, Granted (in shares)	293,880	0	100,000
Option, Forfeited (in shares)	0	0	0
Option, Exercised (in shares)	0	0	0
Option, Outstanding, Ending Balance (in shares)	551,380	257,500	257,500	157,500
Options, Weighted Average Exercise Price, Beginning Balance (in dollars per share)	$ 7.66	$ 7.66	$ 9.98
Options, Weighted Average Exercise Price, Ending Balance (in dollars per share)	$ 9.9	$ 7.66	$ 7.66	$ 9.98
Options Weighted Average Remaining Contractual Life (years)	1 year 10 months 10 days	1 year 11 months 19 days	2 years 11 months 19 days	3 years 3 months 22 days